Investments - Schedule of Net Investments (Details) - USD ($) $ in Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
Investment Holdings [Line Items]
Assets				$ 151,552.0	$ 151,739.0
Liabilities				150,490.0	150,479.0
Net income	$ 421.0	$ 421.0	$ 186.0	43.0	615.0
Limited Partner
Investment Holdings [Line Items]
Assets				176,400.0	172,700.0
Liabilities				29,400.0	28,600.0
Net income				$ 12,700.0	$ 6,600.0